CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 62,747	$ 42,280
Short-term bank deposits		60	12,047
Trade receivables (net of allowance for doubtful accounts of $1,221 and $2,225 at December 31, 2015 and 2014, respectively)		59,185	56,217
Other accounts receivable and prepaid expenses		32,230	22,729
Inventories		95,479	80,212
Total current assets		249,701	213,485
Long-term assets:
Severance pay fund		3,296	$ 3,744
Other long-term receivables		6,616
Long-term deposits and prepaid expenses		1,987	$ 759
Property, plant and equipment, net		225,438	172,993
Other intangibles assets		6,883	10,059
Goodwill		35,821	37,960
Total assets		529,742	$ 439,000
Current liabilities:
Short-term bank credit		3,241
Trade payables		46,382	$ 59,430
Related party and other loan	[1]	3,251	3,975
Accrued expenses and other liabilities		27,986	25,774
Total current liabilities		80,860	89,179
Long-term liabilities:
Long-term loan and financing leaseback from a related party	[2]	8,472	8,993
Accrued severance pay		4,309	4,217
Long-term warranty provision		934	1,145
Phantom share based payment		148	$ 805
Legal settlements and loss contingencies long term		11,190
Deferred tax liabilities, net		14,767	$ 4,935
Total long-term liabilities		39,820	20,095
Redeemable non-controlling interest		$ 8,841	$ 8,715
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2015 and 2014; 35,294,755 and 35,132,127 shares issued and outstanding at December 31, 2015 and 2014, respectively		$ 370	$ 369
Additional paid-in capital		142,765	139,964
Accumulated other comprehensive loss, net		(1,892)	(534)
Retained earnings		258,978	181,212
Total equity		400,221	321,011
Total liabilities and equity		$ 529,742	$ 439,000

[1]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25%. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2015 the loan was classified to short term related party and other loan balance.
[2]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.19% and is subject to adjustment for increases in the Israeli consumer price index.